Share Purchase Warrants (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Share Purchase Warrants
Warrants Outstanding, Beginning Balance	3,571,429	0	252,595
Number of Warrants Expire			(252,595)
Granted (Note 8(h))		3,571,429	0
Warrants Outstanding, Ending Balance	3,571,429	3,571,429
Weighted Average Exercise Price, Beginning Balance			$ 1.44
Weighted Average Exercise Price Expire			$ (1.44)
Weighted Average Exercise Price Granted		$ 0.11
Weighted Average Exercise Price, Ending Balance	$ 0.11	$ 0.11
Weighted average remaining contractual life Beginning Balance	4 years 1 month 13 days		6 months 3 days
Weighted average remaining contractual life, granted		5 years
Weighted average remaining contractual life, Ending Balance	3 years 1 month 13 days	4 years 1 month 13 days
Liability amount, Beginning Balance			$ 353
Liability amount, Change in fair value	$ 79,345	$ 176,247	$ (353)
Liability amount, granted (Note 8(h))		48,846
Liability amount, Ending Balance	$ 304,438	$ 225,093